Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.13%
Education Revenue Bonds — 13.17%
Arizona Industrial Development Authority Revenue
Series A 5.25% 11/1/48	2,195,000	$ 2,312,476
Series A 5.25% 11/1/53	2,750,000	2,876,500
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	812,496
Series A 2.375% 7/1/52	1,295,000	757,109
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	3,123,971
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	7,880,000	8,835,608
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,270,225
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,022,680
5.25% 7/1/57	4,000,000	4,081,400
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	5,025,350
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	7,575,555
Series V-1 5.00% 5/1/49	14,555,000	16,847,412
Series V-2 2.25% 4/1/51	500,000	301,070
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,280,000	4,276,876
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,401,015
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	2,035,611
5.75% 4/1/48 (BAM)	2,000,000	2,200,220
Clemson University
(Byrnes Hall Project) Series A 4.125% 5/1/53	2,000,000	1,922,300
NQ- 011 [0524] 0724 (3695097)    1

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	$ 1,237,770
Florida Development Finance Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,267,511
Gloucester County, New Jersey Improvement Authority Revenue
(Rowan University Projects) 5.00% 7/1/54	2,500,000	2,625,150
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,517,250
Series A 5.125% 6/1/58	5,350,000	5,397,668
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,500,000	1,592,550
Knox County Health Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series 1 5.25% 7/1/64	2,300,000	2,385,353
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series A1 5.00% 7/1/64	3,000,000	3,056,730
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	2,455,000	2,470,172
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,686,825
Series B 5.00% 2/15/34	3,500,000	4,041,100
(Harvard University) Series A 5.00% 7/15/40	5,000,000	5,860,200
Massachusetts State College Building Authority Revenue
(Community College Program) Series 3 4.125% 5/1/50	1,855,000	1,760,154
2    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University) 5.25% 5/1/48	1,500,000	$ 1,594,680
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,369,930
Pennsylvania Economic Development Financing Authority Revenue
5.00% 8/1/39	500,000	559,380
5.00% 8/1/40	500,000	555,730
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	5,029,463
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,956,124
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,272,160
Public Finance Authority Revenue
Series 1 5.75% 7/1/62	6,000,000	6,485,580
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	8,670,000	9,733,289
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	6,475,000	5,888,689
Washington State Housing Finance Commission Revenue
5.50% 7/1/49	2,000,000	2,109,480
		146,130,812
Electric Revenue Bonds — 2.30%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,040,700
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	9,000,000	7,860,960
New York Power Authority Revenue
Series A 4.00% 11/15/55	3,885,000	3,640,051
NQ- 011 [0524] 0724 (3695097)    3

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	$ 971,225
Series A 5.05% 7/1/42 ‡	100,000	26,500
Series A 6.75% 7/1/36 ‡	1,725,000	457,125
Series AAA 5.25% 7/1/25 ‡	285,000	75,525
Series CCC 5.25% 7/1/27 ‡	2,005,000	531,325
Series TT 5.00% 7/1/32 ‡	2,705,000	716,825
Series WW 5.00% 7/1/28 ‡	510,000	135,150
Series WW 5.25% 7/1/33 ‡	2,485,000	658,525
Series XX 4.75% 7/1/26 ‡	390,000	103,350
Series ZZ 4.75% 7/1/27 ‡	305,000	80,825
Series ZZ 5.25% 7/1/24 ‡	395,000	104,675
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/50	5,000,000	5,319,450
Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,821,975
		25,544,186
Healthcare Revenue Bonds — 13.99%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,424,448
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,077,729
Series D 7.25% 1/1/52	1,980,000	1,110,879
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	225,000	97,774
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.00% 1/1/49	300,000	143,097
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	7,560,000	7,047,507
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51 (BAM)	4,000,000	3,215,080
4    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	$ 3,333,247
Series A 4.00% 4/1/49	5,000,000	4,667,650
(Kaiser Permanente) Series A-2 5.00% 11/1/47	22,465,000	25,360,065
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,026,094
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	1,500,000	1,108,710
Series A 4.00% 11/15/46	3,000,000	2,818,050
Series A 4.00% 11/15/50	2,500,000	2,312,075
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	7,925,000	7,505,213
Series A-2 5.00% 8/1/44	2,290,000	2,340,998
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,659,674
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	6,460,000	7,159,941
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	10,652,628
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,922,036
(Shedd Aquarium Society Project) 5.00% 6/1/44	1,500,000	1,564,080
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	2,966,670
Lake County, Ohio Port & Economic Development Authority Revenue
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	52,000
NQ- 011 [0524] 0724 (3695097)    5

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	$ 1,363,923
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,342,320
Michigan Finance Authority Revenue
5.50% 2/28/57	2,500,000	2,686,850
Missouri State Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53 (BAM)	2,440,000	2,321,636
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,655,450
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	4,950,000	4,379,562
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,408,610
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,248,745
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,604,800
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AGM)	12,640,000	8,836,877
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,107,670
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,252,406
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,435,406
6    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	3,300,000	$ 3,149,586
Series A 4.00% 5/15/53	5,000,000	4,490,600
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,300,000	2,399,429
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	2,606,679
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	830,206
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	4,093,754
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,256,775
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AGM)	1,250,000	1,315,312
5.75% 11/1/53 (AGM)	2,500,000	2,803,925
		155,156,166
Housing Revenue Bonds — 4.80%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,468,608
4.65% 12/1/52	4,965,000	4,868,878
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,080,130
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	908,609
NQ- 011 [0524] 0724 (3695097)    7

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43	4,000,000	$ 4,134,680
Industrial Development Authority of the County of Pima Revenue
Series B 4.90% 7/1/54	1,200,000	1,211,280
Maryland Community Development Administration Revenue
4.50% 9/1/49	3,250,000	3,169,920
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA)	5,000,000	5,151,000
New Jersey Housing & Mortgage Finance Agency Revenue
Series 1 5.00% 1/20/66	1,850,000	1,836,902
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53	1,485,000	1,446,152
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	4,250,000	4,200,233
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series A 5.00% 10/1/50	3,660,000	3,723,940
Series A 5.45% 4/1/51	3,000,000	3,104,280
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53 (GNMA)	8,000,000	7,828,640
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	725,000	727,849
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49	2,385,000	2,373,481
		53,234,582
Industrial Development Revenue/Pollution ControlRevenue Bonds — 18.24%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	384,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 7.375% 7/1/48 (AMT) #	5,000,000	5,449,200
8    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	$ 7,042,425
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	15,360,000	11,233,075
Series A-2 4.00% 6/1/48	9,975,000	8,884,334
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) 144A 8.00% 1/1/50 (AMT) #, •	2,750,000	2,840,723
Central Plains, Nebraska Energy Project Revenue (Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,091,300
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,000,000	3,064,050
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,747,902
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	3,921,757
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	10,000,000	10,322,200
5.50% 7/1/53 (AMT)	5,000,000	5,203,300
144A 12.00% 7/15/32 (AMT) #, •	13,000,000	13,520,000
George L Smith II Georgia World Congress Center Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	20,715,000	17,701,382
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project) 5.00% 6/1/47	1,125,000	1,163,914
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	2,480,000	1,720,946
NQ- 011 [0524] 0724 (3695097)    9

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	$ 9,068,914
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	4,861,294
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	7,725,000	8,067,217
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	6,845,000	7,180,473
Series A 5.00% 9/1/46	2,265,000	2,327,854
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,180,000	1,237,690
Series B 6.50% 11/1/39	4,015,000	4,969,687
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 8.125% 1/1/50 (AMT) #, •	1,100,000	1,136,542
New York City Industrial Development Agency Revenue
7.07% 3/1/25 ^	3,175,000	3,079,337
7.18% 3/1/26 ^	3,185,000	2,966,637
7.29% 3/1/27 ^	3,000,000	2,681,700
New York Counties Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series 4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	17,713,660
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,684,368
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	7,142,891
Southeast Energy Authority A Cooperative District Revenue
(Project No.2) Series B 4.00% 12/1/51 •	5,000,000	4,908,550
Suffolk Regional off-Track Betting Revenue
5.75% 12/1/44	1,000,000	1,034,040
Suffolk Regional Off-Track Betting Revenue
6.00% 12/1/53	4,000,000	4,140,200
10    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	$ 2,590,813
(Capital Appreciation-3rd Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	361,093
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	7,817,996
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	5,024,658
		202,286,122
Lease Revenue Bonds — 7.25%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	1,055,450
Series A 5.25% 10/1/57	1,500,000	1,578,915
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick) Series MC 4.124% 12/15/37 (BAM) ^	6,045,000	3,454,113
(McCormick Place Expansion Project)
5.75% 12/15/56 (AGM) ^	36,795,000	7,057,281
5.92% 12/15/56 ^	5,000,000	872,000
Series A 4.00% 6/15/50 (BAM)	6,500,000	5,891,730
Series A 4.00% 6/15/52	14,490,000	13,010,281
Series B 4.822% 12/15/54 (BAM) ^	29,170,000	6,229,545
Series B 4.854% 12/15/51 (BAM) ^	31,975,000	8,060,578
Series B 5.26% 12/15/54 ^	5,000,000	976,600
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	25,700,000	13,163,283
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	12,187,965
NQ- 011 [0524] 0724 (3695097)    11

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,350,000	$ 1,366,956
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,543,350
		80,448,047
Local General Obligation Bonds — 3.55%
Dallas Independent School District, Texas
4.00% 2/15/53 (PSF)	2,000,000	1,873,680
Fort Bend Independent School District
5.00% 8/15/44	2,570,000	2,762,529
Series A 4.00% 8/15/49	1,000,000	946,986
Illinois State
5.25% 10/1/47	6,580,000	6,975,919
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,941,614
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,749,794
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,058,620
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.625% 6/1/57 #	2,000,000	1,399,100
Midland Independent School District
5.00% 2/15/50	2,250,000	2,314,057
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	766,440
Palomar Health
Series A 6.746% 8/1/32 ^	5,000,000	3,534,700
Series A 7.00% 8/1/31 ^	3,315,000	2,453,465
Series A 7.07% 8/1/33 ^	5,000,000	3,372,750
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,232,200
		39,381,854
Pre-Refunded/Escrowed to Maturity Bonds — 1.15%
Central Texas Turnpike System
Series A 3.278% 8/15/26 §, ^	1,340,000	1,234,823
12    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 §, ~	7,000,000	$ 7,473,900
San Francisco City & County Airport Comm-San Francisco International Airport
Series A 4.00% 5/1/49-45 (AMT) §	45,000	45,064
Washington State Housing Finance Commission Revenue
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,002,927
		12,756,714
Resource Recovery Revenue Bond — 0.09%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	1,002,773
		1,002,773
Special Tax Revenue Bonds — 17.22%
City of Bullhead, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	703,140
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	5,501,500
Commonwealth of Puerto Rico Revenue
3.143% 11/1/43 •	41,557,676	25,817,707
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	35,621,292	34,686,233
Indianapolis Local Public Improvement Bond Bank Revenue
Series F1 5.25% 3/1/67 (BAM)	4,000,000	4,205,560
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	2,205,000	2,288,415
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	4,268,360
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,795,920
NQ- 011 [0524] 0724 (3695097)    13

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Miami-Dade County, Florida Special Obligation Revenue
4.56% 10/1/45 ^	5,000,000	$ 1,791,500
5.15% 10/1/42 (BAM) ^	2,585,000	1,122,019
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,034,000
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	509,555
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/34	1,350,000	1,532,196
Series A 5.00% 3/15/42	5,000,000	5,466,500
Series A 5.25% 3/15/52	1,000,000	1,087,990
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,903,300
Series A-1 3.00% 3/15/51	3,000,000	2,243,850
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,300,000	17,191,356
Series A-1 5.00% 7/1/58	6,562,000	6,564,100
Series A-1 5.556% 7/1/46 ^	153,255,000	49,087,577
Series A-1 6.00% 7/1/51 ^	55,886,000	13,291,367
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,615,834
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,341,920
		191,049,899
State General Obligation Bonds — 6.16%
California State
(Various Purpose)
5.00% 11/1/42	3,000,000	3,294,180
5.25% 10/1/50	4,750,000	5,258,392
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	2,250,000	2,399,692
14    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project) Series B 5.00% 6/1/52	2,775,000	$ 2,940,667
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	13,295,121
Connecticut State
Series B 4.00% 1/15/43	3,000,000	2,991,930
Illinois State
5.50% 5/1/39	3,725,000	4,033,803
Series A 4.00% 3/1/41	1,110,000	1,057,974
Series A 5.50% 3/1/47	9,500,000	10,220,005
Series B 5.50% 5/1/47	2,000,000	2,153,420
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,416,516
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,056,560
Series A 5.00% 3/15/28	2,290,000	2,430,469
State of California
(Various Purpose) 5.00% 9/1/44	3,000,000	3,321,150
Washington State
Series B 5.00% 6/1/46	2,270,000	2,455,187
		68,325,066
Transportation Revenue Bonds — 8.80%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue
(Senior)
Series B 5.25% 7/1/44 (AMT)	4,250,000	4,583,752
Series B 5.25% 7/1/49 (AMT)	2,275,000	2,424,149
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,548,301
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,101,670
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,097,170
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	1,370,000	1,399,126
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,080,326
NQ- 011 [0524] 0724 (3695097)    15

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Bridge & Tunnel Enterprise Revenue
Series A 5.50% 12/1/54	3,000,000	$ 3,336,150
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	1,995,000	1,921,604
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project) Series A 5.00% 6/1/53	2,000,000	2,136,720
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Junior Lien) Series C 4.00% 1/15/43	1,725,000	1,676,131
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	947,850
Harris County, Texas Toll Road First Lien Revenue and Refunding
4.00% 8/15/50	3,175,000	2,995,613
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Series A 5.00% 8/15/27	1,000,000	1,048,450
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	2,450,000	2,496,232
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	3,944,162
Los Angeles, California Department of Airports Revenue
Series C 4.00% 5/15/50 (AMT)	4,365,000	4,013,879
Series F 4.00% 5/15/49 (AMT)	2,500,000	2,294,125
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,078,440
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,379,685
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,535,100
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,431,650
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,132,406
16    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project) 5.125% 6/30/60 (AGM) (AMT)	5,000,000	$ 5,159,650
Pennsylvania Turnpike Commission
Series C 6.25% 6/1/33 (AGM) ~	4,000,000	4,215,120
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	1,500,000	1,338,960
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,363,700
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
Series A 5.00% 5/1/52	4,000,000	4,114,040
San Francisco City & County, California Airports Commission Revenue
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,891,402
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	3,955,000	3,572,551
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	5,000,000	5,386,500
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien
(Senior Lien) Series A 5.25% 11/15/47	3,250,000	3,563,040
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,340,950
		97,548,604
Water & Sewer Revenue Bonds — 1.41%
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	10,000,000	10,796,000
NQ- 011 [0524] 0724 (3695097)    17

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	$ 4,855,725
		15,651,725
Total Municipal Bonds (cost $1,084,268,639)		1,088,516,550

Short-Term Investments — 1.54%
Variable Rate Demand Notes — 1.54%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.90% 11/15/48 (LOC - Wells Fargo Bank N.A.)	7,200,000	7,200,000
Massachusetts Development Finance Agency Revenue
(Children Hospital Issue) Series 1 4.00% 3/1/48 (LOC - TD Bank N.A.)	1,600,000	1,600,000
New York City, Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2023 Subordinate Series BB-2 3.95% 6/15/44 (SPA - Mizuho Bank)	2,000,000	2,000,000
Series CC 4.00% 6/15/41 (SPA - State Street)	2,700,000	2,700,000
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 4.00% 8/1/34 (LOC - TD Bank N.A.)	3,550,000	3,550,000
Total Short-Term Investments (cost $17,050,000)		17,050,000
Total Value of Securities—99.67% (cost $1,101,318,639)		1,105,566,550

Receivables and Other Assets Net of Liabilities—0.33%		3,686,177
Net Assets Applicable to 106,417,907 Shares Outstanding—100.00%		$1,109,252,727
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $104,865,017, which represents 9.45% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
18    NQ- 011 [0524] 0724 (3695097)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2024.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
NQ- 011 [0524] 0724 (3695097)    19

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
20    NQ- 011 [0524] 0724 (3695097)